Loans and Leases Held for Investment, Net Schedule of Changes in Accretable Yields of Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	$ 207,723	$ 252,981	$ 252,981	$ 49,976
Additions		17,295	20,652	206,175
Accretion	(31,225)	(32,197)	(64,771)	(51,189)
Reclassifications (from) to accretable yield	(9,277)	(2,362)	15,509	48,019
Transfers to Loans Held-for-sale			(7,707)
Transfer to cost recovery		(6,678)	(8,941)
Balance, end of period	167,221	229,039	207,723	252,981
Bank Of Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	141,750	198,633	198,633
Additions				189,271
Accretion	(18,614)	(24,188)	(45,913)	(30,188)
Reclassifications (from) to accretable yield	(10,723)	(4,587)	(10,970)	39,550
Balance, end of period	112,413	169,858	141,750	198,633
Other Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	65,973	44,603	44,603	49,976
Additions		17,295	20,652	10,780
Accretion	(12,611)	(5,618)	(15,487)	(16,296)
Reclassifications (from) to accretable yield	1,446	236	23,912	143
Transfers to Loans Held-for-sale			(7,707)
Balance, end of period	54,808	56,516	65,973	44,603
Tygris
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period		9,745	9,745
Additions				6,124
Accretion		(2,391)	(3,371)	(4,705)
Reclassifications (from) to accretable yield		1,989	2,567	8,326
Transfer to cost recovery		(6,678)	(8,941)
Balance, end of period		$ 2,665		$ 9,745